UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one):   [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022

13F File Number:  028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman          New York, New York         May 15, 2008
--------------------         ------------------         ------------
    [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings of this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F Summary Page

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $336,128 (thousands)

List of Other Included Managers:

No.     13F File No.    Name
---     ------------    ------------------------------------
01      028-05431       Sunrise Partners Limited Partnership


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

FORM 13F INFORMATION TABLE                             Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 3/31/08      Name of Other Reporting Manager:  01  = Sunrise Partners Limited Partnership

                            TITLE OF                  VALUE     SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER        CLASS       CUSIP       (x$1000)   PRN AMT   PRN  CALL DISCRETN  MANAGERS    SOLE     DEFINED   NONE
AGILYSYS INC                   COM        00847J105   17,995     1,551,300 SH       SOLE                 1,551,300
AGILYSYS INC                   COM        00847J105   20,559     1,772,286 SH       DEFINED     01                  1,772,286
BROADRIDGE FINL SOLUTIONS IN   COM        11133T103   11,072       629,100 SH       SOLE                   629,100
BROADRIDGE FINL SOLUTIONS IN   COM        11133T103   11,175       634,921 SH       DEFINED     01                    634,921
CAVALIER HOMES INC             COM        149507105    1,229       777,677 SH       SOLE                   777,677
CAVALIER HOMES INC             COM        149507105    1,442       912,936 SH       DEFINED     01                    912,936
CHAMPION ENTERPRISES INC       COM        158496109   18,871     1,881,500 SH       SOLE                 1,881,500
CHAMPION ENTERPRISES INC       COM        158496109   20,030     1,996,987 SH       DEFINED     01                  1,996,987
CLINICAL DATA INC              COM        18725U109      735        39,614 SH       SOLE                    39,614
CLINICAL DATA INC              COM        18725U109    1,938       104,497 SH       DEFINED     01                    104,497
EXACT SCIENCES CORP            COM        30063P105    4,207     1,445,815 SH       SOLE                 1,445,815
EXACT SCIENCES CORP            COM        30063P105    3,630     1,247,303 SH       DEFINED     01                  1,247,303
HACKETT GROUP INC (THE)        COM        404609109    5,910     1,511,537 SH       SOLE                 1,511,537
HACKETT GROUP INC (THE)        COM        404609109    5,095     1,303,119 SH       DEFINED     01                  1,303,119
HEALTHTRONICS INC              COM        42222L107    1,071       330,500 SH       SOLE                   330,500
HEALTHTRONICS INC              COM        42222L107    2,178       672,165 SH       DEFINED     01                    672,165
HELMERICH & PAYNE INC          COM        423452101   15,045       321,000 SH       SOLE                   321,000
HELMERICH & PAYNE INC          COM        423452101   13,142       280,400 SH       DEFINED     01                    280,400
IGATE CORP                     COM        45169U105    3,555       499,274 SH       SOLE                   499,274
IGATE CORP                     COM        45169U105    7,983     1,121,197 SH       DEFINED     01                  1,121,197
JOHNSON & JOHNSON              COM        478160104   12,001       185,000 SH       SOLE                   185,000
JOHNSON & JOHNSON              COM        478160104   10,360       159,700 SH       DEFINED     01                    159,700
LOWES COMPANIES INC            COM        548661107    4,244       185,000 SH       SOLE                   185,000
LOWES COMPANIES INC            COM        548661107    3,709       161,700 SH       DEFINED     01                    161,700
MSC SOFTWARE CORP              COM        553531104    5,797       446,300 SH       SOLE                   446,300
MSC SOFTWARE CORP              COM        553531104    6,687       514,777 SH       DEFINED     01                    514,777
NEUROBIOLOGICAL TECHNOLOGIES   COM        64124W106      918       353,100 SH       SOLE                   353,100
NEUROBIOLOGICAL TECHNOLOGIES   COM        64124W106    1,138       437,865 SH       DEFINED     01                    437,865
OSI SYSTEMS INC                COM        671044105    4,279       185,900 SH       SOLE                   185,900
OSI SYSTEMS INC                COM        671044105    4,611       200,325 SH       DEFINED     01                    200,325
PERMA-FIX ENVIRONMENTAL SVCS   COM        714157104      854       527,006 SH       SOLE                   527,006
PERMA-FIX ENVIRONMENTAL SVCS   COM        714157104    1,775     1,095,746 SH       DEFINED     01                  1,095,746
ROYAL CARIBBEAN CRUISES LTD    COM        V7780T953    6,284       191,000 SH  PUT  SOLE                   191,000
ROYAL CARIBBEAN CRUISES LTD    COM        V7780T953    5,363       163,000 SH  PUT  DEFINED     01                    163,000
SILICON STORAGE TECHNOLOGY INC COM        827057100    1,887       720,100 SH       SOLE                   720,100
SILICON STORAGE TECHNOLOGY INC COM        827057100    2,009       766,915 SH       DEFINED     01                    766,915
SMITHFIELD FOODS INC           COM        832248958    2,692       104,500 SH  PUT  SOLE                   104,500
SMITHFIELD FOODS INC           COM        832248958    3,176       123,300 SH  PUT  DEFINED     01                    123,300
SWEDISH EXPT CR CORP           ROG ARGI
                                 ETN22    870297603   16,191     1,458,100 SH       SOLE                 1,458,100
SWEDISH EXPT CR CORP           ROG ARGI
                                 ETN22    870297603   19,004     1,711,344 SH       DEFINED     01                  1,711,344
XTO ENERGY INC                 COM        98385X106   10,727       173,400 SH       SOLE                   173,400
XTO ENERGY INC                 COM        98385X106    9,260       149,700 SH       DEFINED     01                    149,700
ZYGO CORP                      COM        989855101    4,563       366,800 SH       SOLE                   366,800
ZYGO CORP                      COM        989855101    5,251       422,123 SH       DEFINED     01                    422,123
